Earnings per share (Tables)	12 Months Ended
Sep. 30, 2021
Earnings per share
Summary of earnings per share

		Weighted
		average
		number of	Per share
Basic EPS	Earnings	shares	amount
	$		$
2021	(271,729,101)	68,326,365	(3.9769)
2020	(568,319)	59,260,796	(0.0096)
2019	1,037,565	59,260,796	0.0175